Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
FHN [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 3,602,271	$ 3,749,586
Total Capital, Ratio	17.99%	18.65%
Tier 1 Capital, Amount	2,850,452	2,812,471
Tier 1 Capital, Ratio	14.23%	13.99%
Leverage, Amount	2,850,452	2,812,471
Leverage, Ratio	11.41%	10.96%
Total Capital, Capital Adequacy Purposes, Amount	1,602,113	1,608,222
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	801,056	804,111
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	998,891	1,026,597
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	3,976,672	4,032,289
Total Capital, Ratio	20.05%	20.26%
Tier 1 Capital, Amount	3,247,268	3,137,624
Tier 1 Capital, Ratio	16.37%	15.76%
Leverage, Amount	3,247,268	3,137,624
Leverage, Ratio	13.12%	12.33%
Total Capital, Capital Adequacy Purposes, Amount	1,586,752	1,592,416
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	793,376	796,208
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	990,281	1,018,136
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	1,983,440	1,990,520
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	1,190,064	1,194,312
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,237,851	$ 1,272,670
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%